SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total			$ 101,455
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total			52,830
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total			$ 48,625